31. Related-party transactions (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Assets	$ 185,380	$ 229,740
Liabilities	140,508	155,525
Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of transactions between related parties [line items]
Assets	9,345	11,701
Liabilities	4,384	6,594
Current assets or current liabilities [member]
Disclosure of transactions between related parties [line items]
Assets	2,221	2,849
Liabilities	1,180	1,904
Non current assets or non current liabilities [member]
Disclosure of transactions between related parties [line items]
Assets	7,124	8,852
Liabilities	3,204	4,690
Pension plans [member]
Disclosure of transactions between related parties [line items]
Assets	111	60
Liabilities	32	110
Government bonds [member]
Disclosure of transactions between related parties [line items]
Assets	1,061	1,580
Liabilities
Receivable from the Electricity Sector [member]
Disclosure of transactions between related parties [line items]
Assets	214	334
Liabilities	5
Petroleum and alcohol account - receivables from the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	226	304
Liabilities
Brazilian Federal Government - dividends [member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities	94	417
Empresa Brasileira de Administrao de Petrleo e Gs Natural Pr Sal Petrleo S.A. [member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities	5	20
Other government entities member]
Disclosure of transactions between related parties [line items]
Assets	13	45
Liabilities	39	43
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Assets	34	35
Liabilities	73	203
Joint venture and associates sub [member]
Disclosure of transactions between related parties [line items]
Assets	630	794
Liabilities	741	1,100
Petrobras Distribuidora (BR) [member]
Disclosure of transactions between related parties [line items]
Assets	118	224
Liabilities	47	47
Natural Gas Transportation Companies [member]
Disclosure of transactions between related parties [line items]
Assets	99	150
Liabilities	542	717
State-controlled gas distributors (joint ventures) [member]
Disclosure of transactions between related parties [line items]
Assets	306	338
Liabilities	78	104
Petrochemical companies (associates) [member]
Disclosure of transactions between related parties [line items]
Assets	73	47
Liabilities	1	29
Banks controlled by the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	7,090	8,584
Liabilities	3,468	4,904
Government entities sub total [member]
Disclosure of transactions between related parties [line items]
Assets	8,604	10,847
Liabilities	$ 3,611	$ 5,384